Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Cash flows from operating activities:
Net loss	$ (20,110,427)	$ (21,214,850)	$ (15,777,704)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation	505	22,205	42,235
Deferred tax benefit	(107)	(110)	(1,076)
Amortization of operating lease right-of-use assets	72,453	84,221	43,517
Share-based compensation	21,922,261	1,200,562
Gain from disposal of testing vessel		(39,662)
Change in fair value of convertible notes		23,213,031
Loss on settlement of convertible notes		306,793
Changes in operating assets and liabilities:
Accounts receivable	(1,069,082)	(6,598,746)	2,971,527
Prepayments, prepaid expenses and other assets	(363,696)	(4,491,777)	4,065,720
Due from related parties	(1,199,087)	4,295	1,137,951
Accounts payable	375,644	308,044	(537,472)
Advances from customers	1,643,485	2,321,012	(6,603,865)
Accrued expenses and other liabilities	3,430,965	1,684,729	(3,059,251)
Taxes payable	1,457	(48,405)	(7,390)
Operating leases liabilities	(72,453)	(79,548)	(48,190)
Net cash provided by (used in) operating activities	4,631,918	(3,328,206)	(17,773,998)
Cash flows from investing activities:
Additions to property and equipment	(5,071)
Net cash used in investing activities	(5,071)
Cash flows from financing activities:
Net cash acquired in the reverse recapitalization			23
Repayment of loans to related parties	(1,084,030)	(8,507,613)	(13,222,559)
Loans from related parties	851,114	10,687,510	13,378,750
Repayment of long-term bank loans	(1,496,999)	(917,679)	(832,579)
Cash received from warrants exercised	375,130
Cash received from options exercised	5,000
Capital contributed by shareholders		2,847,000
Dividends to shareholders			(902,000)
Proceeds from convertible notes		5,307,000
Repayment of convertible notes		(1,445,015)
Net cash (used in) provided by financing activities	(1,349,785)	7,971,203	(1,578,365)
Net increase (decrease) in cash and cash equivalents	3,277,062	4,642,997	(19,352,363)
Cash and cash equivalents, beginning of year	6,862,970	2,219,973	21,572,336
Cash and cash equivalents, end of year	10,140,032	6,862,970	2,219,973
Supplemental disclosure information:
Cash paid for income taxes	7,756	52,654	10,870
Cash paid for interest	45,306	90,191	60,789
SUPPLEMENTAL DISCLOSURES OF NON-CASH ACTIVITIES
Operating lease right-of-use assets obtained in exchange for operating lease liabilities	153,175	97,122	252,339
Ordinary Shares issued for deferred compensation expense	(1,751,116)	3,338,719
Ordinary Shares issued for deferred compensation expense– noncurrent portion	(1,316,704)	2,447,180
Ordinary Shares issued for settlement of convertible notes		149,453
Ordinary Shares issued for settlement of related party liabilities in a private placement	4,452,999
Ordinary Shares issued for settlement of accrued liabilities and other payable	288,726
Ordinary Shares issued for conversion of convertible notes		27,232,356
Disposal of testing vessel through settlement of liabilities		579,147
Conversion of rights to Ordinary Shares upon the reverse merger recapitalization			$ 500,000